Description of Organization, Business Operations (Details)					1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2021 USD ($) $ / shares shares	Dec. 22, 2020 USD ($) $ / shares shares	Oct. 13, 2020 shares	Sep. 23, 2020	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 18, 2018 shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase preferred stock | shares									1,102,752					12,500
Cash							$ 30,043,046	$ 30,043,046	$ 35,409,156	$ 36,393,511	$ 30,043,046	$ 12,889,931
Proceeds from Issuance of Debt					$ 2,367,500	$ 5,132,500			43,800,226	12,500,000	12,500,000	0	$ 0
Offering costs									$ 0	$ 715,840	$ 719,033	$ 21,308	$ 2,342,406
Seven Oaks Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering								$ 258,750,000
Number of warrants to purchase preferred stock | shares							18,525,000	18,525,000	18,525,000		18,525,000
Proceeds from sale of Private Placement Warrants								$ 5,587,501
Cash							$ 1,764,324	$ 1,764,324	$ 535,518		$ 1,764,324
Condition for future business combination number of businesses minimum				1				1
Investment of cash into Trust Account								$ 258,750,000
Condition for future business combination use of proceeds percentage								80.00%	80.00%
Condition For Future Business Combination Threshold Percentage Ownership								50.00%	50.00%
Condition for future business combination threshold net tangible assets							$ 5,000,001	$ 5,000,001	$ 5,000,001		5,000,001
Redemption limit percentage without prior consent								15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)								100.00%
Months to complete acquisition								24 months	24 months
Redemption period upon closure								10 days
Maximum allowed dissolution expenses								$ 100,000	$ 100,000
Operating bank accounts								1,800,000	536,000
Working capital								2,400,000	824,000
Account tax obligations									117,000		$ 55,000
Offering costs								$ 3,035,655
Seven Oaks Acquisition Corp | Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Aggregate consideration to be paid	$ 550,000,000
Minimum cash to be held at the closing	$ 175,000,000
Purchase price per share | $ / shares	$ 10
Seven Oaks Acquisition Corp | PIPE Investors | Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares	$ 10.00
Number of shares to be issued | shares	3,250,000
Seven Oaks Acquisition Corp | Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate number of shares issued | shares			4,715,000
Proceeds from issuance of shares									105,000
Seven Oaks Acquisition Corp | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of shares									$ 25,000
Seven Oaks Acquisition Corp | Officers and directors | PIPE Investors | Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares to be issued | shares	100,000
Seven Oaks Acquisition Corp | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares									$ 10.00
Redemption limit percentage without prior consent									100.00%
Seven Oaks Acquisition Corp | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase preferred stock | shares							5,587,500	5,587,500			5,587,500
Price of warrant | $ / shares							$ 1.00	$ 1.00			$ 1.00
Proceeds from sale of Private Placement Warrants							$ 5,600,000		$ 5,600,000
Initial Public Offering | Seven Oaks Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares		25,875,000
Price per share | $ / shares		$ 10.00					$ 10.00	$ 10.00	$ 10.00		$ 10.00
Proceeds from issuance initial public offering		$ 258,800,000
Number of warrants to purchase preferred stock | shares									12,937,500
Other offering costs		3,100,000
Investment of cash into Trust Account		258,800,000
Proceeds from Issuance of Debt								$ 105,000
Offering costs		$ 3,100,000
Initial Public Offering | Seven Oaks Acquisition Corp | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares									$ 10.00
Investment of cash into Trust Account									$ 258,800,000
Private placement | Business Combination Agreement
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares	$ 10.00
Aggregate number of shares issued | shares	3,250,000
Private placement | Seven Oaks Acquisition Corp | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase preferred stock | shares							5,587,500	5,587,500			5,587,500
Price of warrant | $ / shares							$ 1.00	$ 1.00	$ 1.00		$ 1.00
Proceeds from sale of Private Placement Warrants								$ 5,600,000
Over-allotment option | Seven Oaks Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares		3,375,000
Price per share | $ / shares		$ 10.00
Offering costs		$ 3,100,000
Over-allotment option | Seven Oaks Acquisition Corp | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase preferred stock | shares									5,587,500